Label	Element	Value
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED
COMMODITY FUND TRUST
SUPPLEMENT DATED MARCH 31, 2023 TO THE
PROSPECTUSES DATED FEBRUARY 28, 2023 OF:
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
(the “Fund”)
Effective immediately, the Fund’s Prospectuses are revised as noted below.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
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In the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and the “Summary Information – Principal Investment Strategies” section of the Fund’s Statutory Prospectus, the first sentence of the first paragraph is deleted and replaced with the following:
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal circumstances, seeks to achieve its investment objective by investing in a combination of financial instruments that are economically linked to the tradeable metals widely used in the production of an electric vehicle (which include, but are not limited to, iron ore, copper, aluminum, nickel, cobalt and lithium).
•
In the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and the “Summary Information – Principal Investment Strategies” section of the Fund’s Statutory Prospectus, the first sentence of the fourth paragraph is deleted and replaced with the following:
The Subsidiary will invest in Commodities Futures (or gain exposure to Commodities Futures through the use of swaps) that generally are representative of the components of the S&P GSCI Electric Vehicle Metals Index (the “Benchmark”), an index composed of futures contracts on various metals used in the production of an electric vehicle.
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In the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and the “Summary Information – Principal Investment Strategies” section of the Fund’s Statutory Prospectus, the third and fourth sentences of the fifth paragraph are deleted and replaced with the following:
The Subsidiary may invest in Commodities Futures (or gain exposure to such Commodities Futures through the use of swaps) that are not included in the Benchmark, that reference a commodity represented in the Benchmark by a different futures contract or that reference commodities not represented in the Benchmark. The Subsidiary also may invest in Commodities Futures with expirations beyond those contained in the Benchmark or emphasize some commodities more than others.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
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The first sentence of the second paragraph of Metals Sector Risk in the “Principal Risks of Investing in the Fund” section of the Fund’s Summary Prospectus and the “Summary Information – Principal Risks of Investing in the Fund” section of the Fund’s Statutory Prospectus, is deleted and replaced with the following:
The performance of the Fund in part is linked to the daily performance of the spot price of certain industrial metals, including, but not limited to, iron ore, copper, aluminum, nickel, cobalt and lithium.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please Retain This Supplement For Future Reference.